UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    DAL Investment Company
Address: 235 Montgomery Street, Suite 1049
         San Francisco, CA  94104-3008

13F File Number:  028-12906

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Bernardo Kuan
Title:     CCO
Phone:     (415) 986-7979

Signature, Place, and Date of Signing:

 /s/     Bernardo Kuan     San Francisco, CA     February 06, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    43

Form 13F Information Table Value Total:    $390,883 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M CO                          COM              88579Y101      654     8000 SH       SOLE                     8000        0        0
ABBOTT LABS                    COM              002824100      394     7000 SH       SOLE                     7000        0        0
APPLE INC                      COM              037833100      608     1500 SH       SOLE                     1500        0        0
CATERPILLAR INC DEL            COM              149123101      906    10000 SH       SOLE                    10000        0        0
CHEVRON CORP NEW               COM              166764100     1915    18000 SH       SOLE                    18000        0        0
CHUBB CORP                     COM              171232101      277     4000 SH       SOLE                     4000        0        0
CLAYMORE EXCHANGE TRD FD TR    GUGG BULL 2013   18383M449    12456   493522 SH       SOLE                   493522        0        0
COLGATE PALMOLIVE CO           COM              194162103      647     7000 SH       SOLE                     7000        0        0
COSTCO WHSL CORP NEW           COM              22160K105     1000    12000 SH       SOLE                    12000        0        0
DOW CHEM CO                    COM              260543103      431    15000 SH       SOLE                    15000        0        0
GENERAL ELECTRIC CO            COM              369604103     1755    98000 SH       SOLE                    98000        0        0
HOME DEPOT INC                 COM              437076102     1261    30000 SH       SOLE                    30000        0        0
ISHARES SILVER TRUST           ISHARES          46428Q109     1207    44785 SH       SOLE                    44785        0        0
ISHARES TR                     DJ SEL DIV INX   464287168    45769   851208 SH       SOLE                   851208        0        0
ISHARES TR                     S&P500 GRW       464287309    48419   718070 SH       SOLE                   718070        0        0
ISHARES TR                     BARCLYS 1-3 YR   464287457     8733   103352 SH       SOLE                   103352        0        0
ISHARES TR                     NASDQ BIO INDX   464287556     7253    69507 SH       SOLE                    69507        0        0
ISHARES TR                     RUSSELL1000GRW   464287614    23188   401250 SH       SOLE                   401250        0        0
ISHARES TR                     BARCLYS 1-3YR CR 464288646    17652   169408 SH       SOLE                   169408        0        0
ISHARES TR                     BARCLYS 3-7 YR   464288661    16662   136527 SH       SOLE                   136527        0        0
JOHNSON & JOHNSON              COM              478160104      469     7156 SH       SOLE                     7156        0        0
MARKET VECTORS ETF TR          GOLD MINER ETF   57060U100     7713   149978 SH       SOLE                   149978        0        0
NOKIA CORP                     SPONSORED ADR    654902204      217    45000 SH       SOLE                    45000        0        0
PEPSICO INC                    COM              713448108      664    10000 SH       SOLE                    10000        0        0
POLYPORE INTL INC              COM              73179V103      484    11000 SH       SOLE                    11000        0        0
POWERSHARES QQQ TRUST          UNIT SER 1       73935A104    29017   519738 SH       SOLE                   519738        0        0
RYDEX ETF TRUST                S&PMC400 PURGR   78355W601      219     2789 SH       SOLE                     2789        0        0
SCHLUMBERGER LTD               COM              806857108      314     4600 SH       SOLE                     4600        0        0
SELECT SECTOR SPDR TR          SBI CONS STPLS   81369Y308    14755   454150 SH       SOLE                   454150        0        0
SELECT SECTOR SPDR TR          TECHNOLOGY       81369Y803     7243   284604 SH       SOLE                   284604        0        0
SELECT SECTOR SPDR TR          SBI INT-UTILS    81369Y886    18826   523224 SH       SOLE                   523224        0        0
SPDR DOW JONES INDL AVRG ETF   UT SER 1         78467X109    13428   110198 SH       SOLE                   110198        0        0
SPDR GOLD TRUST                GOLD SHS         78463V107     8561    56329 SH       SOLE                    56329        0        0
SPDR S&P 500 ETF TR            TR UNIT          78462F103    13805   110000 SH  CALL SOLE                   110000        0        0
SPDR SERIES TRUST              S&P 500 GROWTH   78464A409      333     5700 SH       SOLE                     5700        0        0
SPDR SERIES TRUST              S&P DIVID ETF    78464A763    20179   374594 SH       SOLE                   374594        0        0
TARGET CORP                    COM              87612E106      820    16000 SH       SOLE                    16000        0        0
TOTAL S A                      SPONSORED ADR    89151E109      307     6000 SH       SOLE                     6000        0        0
VANGUARD BD INDEX FD INC       TOTAL BND MRKT   921937835      642     7682 SH       SOLE                     7682        0        0
VANGUARD INDEX FDS             GROWTH ETF       922908736    18603   301209 SH       SOLE                   301209        0        0
WELLS FARGO & CO NEW           COM              949746101      276    10000 SH       SOLE                    10000        0        0
WISDOMTREE TRUST               LARGECAP DIVID   97717W307     4641    94655 SH       SOLE                    94655        0        0
WISDOMTREE TRUST               DIV EX-FINL FD   97717W406    38180   734225 SH       SOLE                   734225        0        0